MINERAL PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Property, plant, and equipment, beginning	$ 127,531
Disposal of plant and equipment	1	$ 1
Property, plant, and equipment, ending	121,851	127,531
Net carrying value of mineral property interest	121,475	127,000
Net carrying value of plant and equipment	376	531
Net carrying value	121,851	127,531
Cost
Statement [Line Items]
Property, plant, and equipment, beginning	99,513	114,953
Additions	16	31
Disposal of plant and equipment	(6)	(8)
Disposal of mineral property interest	(2,761)	(15,463)
Property, plant, and equipment, ending	96,566	99,513
Derecognition of ROU Assets	(196)
Cost | Plant and Equipment
Statement [Line Items]
Property, plant, and equipment, beginning	2,435	2,412
Additions	16	31
Disposal of plant and equipment	(6)	(8)
Disposal of mineral property interest	0	0
Derecognition	(196)
Property, plant, and equipment, ending	2,249	2,435
Cost | Mineral Property Interest
Statement [Line Items]
Property, plant, and equipment, beginning	97,078	112,541
Additions	0	0
Disposal of plant and equipment	0	0
Disposal of mineral property interest	(2,761)	(15,463)
Property, plant, and equipment, ending	94,317	97,078
Derecognition of ROU Assets	0
Accumulated Depreciation
Statement [Line Items]
Accumulated depreciation, beginning	(2,129)	(1,877)
Depreciation charge for the year	(164)	(260)
Derecognition on disposal of plant and equipment	6	8
Accumulated depreciation, ending	(2,096)	(2,129)
Depreciation charge for the year	164	260
Derecognition of ROU Assets	191
Accumulated Depreciation | Plant and Equipment
Statement [Line Items]
Accumulated depreciation, beginning	(2,129)	(1,877)
Depreciation charge for the year	(164)	260
Derecognition on disposal of plant and equipment	6	8
Accumulated depreciation, ending	(2,096)	(2,129)
Depreciation charge for the year	164	(260)
Derecognition of ROU Assets	191
Accumulated Depreciation | Mineral Property Interest
Statement [Line Items]
Derecognition of ROU Assets	0
Accumulated depreciation, beginning	0	0
Depreciation charge for the year	0	0
Derecognition on disposal of plant and equipment	0	0
Accumulated depreciation, ending	0	0
Depreciation charge for the year	0	0
Foreign Currency Translation Difference
Statement [Line Items]
Foreign currency translation difference beginning balance	1
Foreign currency translation difference ending balacne	(4)	1
Movement from derecognition of ROU Assets	5
Foreign Currency Translation Difference | Plant and Equipment
Statement [Line Items]
Foreign currency translation difference beginning balance	225	184
Movement for the year	1	41
Foreign currency translation difference ending balacne	223	225
Movement from derecognition of ROU Assets	(3)
Foreign Currency Translation Difference | Mineral Property Interest
Statement [Line Items]
Foreign currency translation difference beginning balance	29,922	21,079
Movement for the year	0	8,843
Foreign currency translation difference ending balacne	27,158	29,922
Movement from derecognition of ROU Assets	(2,764)
Foreign Currency Translation Difference | Total
Statement [Line Items]
Foreign currency translation difference beginning balance	30,147	21,263
Movement for the year	(2,763)	8,884
Foreign currency translation difference ending balacne	27,381	$ 30,147
Movement from derecognition of ROU Assets	$ (3)